GOLDMAN SACHS ETF TRUST

Goldman Sachs ActiveBeta® Emerging Markets Equity ETF

Goldman Sachs ActiveBeta® Europe Equity ETF

Goldman Sachs ActiveBeta® International Equity ETF

Goldman Sachs ActiveBeta® Japan Equity ETF

Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF (the “Funds”)

Supplement dated September 18, 2015 to the

Prospectus dated September 17, 2015

All above-listed Funds are not yet in operation and thus are not currently offered by the Goldman Sachs ETF Trust.

This Supplement should be retained with your Prospectus for future reference.

ACTBETAOP 09-15